                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-21268

Exact name of registrant as specified in charter:       Oppenheimer Total Return Bond
                                                        Fund

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     (303) 768-3200

Date of fiscal year end:                                4/30

Date of reporting period:                               07/01/2003-06/30/2004

Item 1.           Proxy Voting Record - The Fund held no voting securities during the period covered by this report.  No records are attached.

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Oppenheimer Total Return Bond Fund

By (Signature and Title)*:    /s/ John V. Murphy
                              ------------------
                              John V. Murphy, President

Date:                         08/25/2004

*By:  /s/ Tane Tyler
      --------------
      Tane Tyler, Attorney in Fact